Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock-Based Compensation Expense
The following is a summary of stock-based compensation expense:

	For the years ended April 30
	2022	2021
Research and Development	$4,232	$15,229
Selling, General and Administrative	64,163	9,446

	$68,396	$24,675

Service-based Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock Option Activity
The following is a summary of service-based stock option activity during the nine months ended January 31, 2023:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding—April 30, 2022	254,215	$11.79	4.6
Options forfeited	(2,273)	1.16	—

Outstanding— January 31, 2023	251,942	$11.89	3.9

Non-vested at January 31, 2023	3,851	$3.31	8.9
Vested at January 31, 2023	248,091	$12.02	3.8

The following table summarizes the Company’s service-based stock options:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding - April 30, 2020	248,837	$12.44	6.5
Options granted	3,030	$1.16	9.5

Outstanding - April 30, 2021	251,867	$12.30	5.5
Options granted	9,848	$2.93	9.8
Options forfeited	(7,500)	$15.18	—

Outstanding - April 30, 2022	254,215	$11.79	4.6

Non-vested at April 30, 2022	10,126	$2.89	9.5
Vested at April 30, 2022	244,089	$12.16	4.4

Summary of Stock Option Using The Black-Scholes Option-Pricing Model On Grant Date
The Company estimates fair values of service-based stock options using the Black-Scholes option-pricing model on grant date. The principal assumptions used in applying this model were as follows:

	April 30, 2022	April 30, 2021
Risk free interest rate	1.72%	1.08%
Volatility	55.0%	53.0	% -66.2%
Dividend yield	—	—
Weighted average expected term (in years)	4.6	9.5

Performance-based Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock Option Activity
The following is a summary of performance-based stock option activity during the nine months ended January 31, 2023:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding—April 30, 2022	581,768	$5.16	7.8
Options forfeited	(1,515)	3.47	—

Outstanding— January 31, 2023	580,253	$5.16	7.1

Non-vested at January 31, 2023	432,665	$5.57	7.1
Vested at January 31, 2023	147,588	$3.97	7.1

The following summarizes the Company’s performance-based stock options:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding - April 30, 2020	285,101	$8.20	8.2
Options granted	145,758	$1.16	9.5
Options forfeited	(3,788)	$6.25	—

Outstanding - April 30, 2021	427,071	$5.81	8.1
Options granted	159,621	$3.47	—
Options forfeited	(4,924)	$6.63	9.8

Outstanding - April 30, 2022	581,768	$5.16	7.8

Non-vested at April 30, 2022	497,626	$5.30	8.1
Vested at April 30, 2022	84,142	$4.34	6.6

Summary of Stock Option Using The Black-Scholes Option-Pricing Model On Grant Date
The Company estimates fair values of performance-based stock options using the Black-Scholes option-pricing model on grant date. The principal assumptions used in applying this model were as follows

	April 30, 2022	April 30, 2021
Risk free interest rate	1.72%	1.08%
Volatility	55.0%	53.0	% -66.2%
Dividend yield	—	—
Weighted average expected term (in years)	7.8	8.1